RENTAL DEPOSIT	6 Months Ended
Jun. 30, 2021
RENTAL DEPOSIT
NOTE 12 - RENTAL DEPOSIT

NOTE 12 - RENTAL DEPOSIT

As of June 30, 2021, rental deposit of $34,058 is the office lease deposit with the tenancy period of 5 years, which consist of rental deposit and property management fee deposit.